Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021 EUR (€) € / shares shares	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€) € / shares shares	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 $ / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 0.0	€ 0.0	€ (5.5)	€ (17.8)
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date	€ 7.0		€ 7.0			€ 12.0
Shares held in escrow as a result of indemnification asset (in shares) | shares	342,190		342,190			618,099
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)	€ 23.74		€ 23.74		$ 27.56	€ 20.69	$ 25.42
Release of indemnified provision			€ (5.0)
Contingent Consideration Arrangements And Indemnification Assets Recognised as of Acquisition Date, shares released from escrow | shares	275,909		275,909
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date, acquisitions	€ 2.9		€ 2.9			€ 3.4